Income taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Taxes [Abstract]
Disclosure of Income Tax Expense

	Year ended September 30
	2018	2017
	$	$
Current income tax expense
Current income tax expense in respect of the current year	386,773	337,331
Current income tax expense relating to changes in tax laws	11,400	—
Adjustments recognized in the current year in relation to the income tax expense of prior years	(8,357)	(15,526)
Total current income tax expense	389,816	321,805
Deferred income tax expense
Deferred income tax expense relating to the origination and reversal of temporary differences	2,617	70,641
Deferred income tax expense relating to changes in tax rates	(42,437)	2,575
Adjustments recognized in the current year in relation to the deferred income tax expense of prior years	—	2,115
Recognition of previously unrecognized temporary differences	(1,418)	(14,434)
Total deferred income tax expense	(41,238)	60,897
Total income tax expense	348,578	382,702

Reconciliation of Effective Income Tax Rate from the Combined Federal and Provincial Canadian Statutory Tax Rate
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2018	2017
	%	%
Company's statutory tax rate	26.7	26.8
Effect of foreign tax rate differences	(1.3)	1.3
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.8)	(0.9)
Non-deductible and tax exempt items	(0.2)	(0.3)
Recognition of previously unrecognized temporary differences	0.2	(1.0)
Minimum income tax charge	0.9	0.9
Changes in tax laws and rates	(2.1)	0.2
Effective income tax rate	23.4	27.0

Disclosure of the Continuity of Deferred Tax Balances
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2017	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2018
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	82,697	(1,619)	(2,795)	—	—	(106)	78,177
Tax benefits on losses carried forward	78,893	589	(18,141)	—	—	1,074	62,415
Accrued compensation	40,830	—	(4,770)	—	(1,959)	786	34,887
Retirement benefits obligations	34,162	—	(1,286)	(7,911)	—	453	25,418
Allowance for doubtful accounts	323	—	(562)	—	—	(21)	(260)
PP&E, contract costs, intangible assets and other long-term assets	(134,083)	(8,216)	39,646	—	—	(3,554)	(106,207)
Work in progress	(80,898)	—	23,253	—	—	(1,497)	(59,142)
Goodwill	(60,668)	—	8,055	—	—	(1,278)	(53,891)
Refundable tax credits on salaries	(29,785)	—	3,283	—	—	—	(26,502)
Cash flow hedges	(2,355)	—	(39)	14,618	—	174	12,398
Other	3,971	—	(5,406)	675	—	122	(638)
Deferred taxes, net	(66,913)	(9,246)	41,238	7,382	(1,959)	(3,847)	(33,345)

	As at September 30, 2016	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2017
	$	$	$	$	$	$	$
Accounts payable, accrued liabilities and other long-term liabilities	81,092	—	4,339	—	—	(2,734)	82,697
Tax benefits on losses carried forward	134,725	990	(54,545)	—	—	(2,277)	78,893
Accrued compensation	41,780	—	5,274	—	(4,876)	(1,348)	40,830
Retirement benefits obligations	41,265	—	(2,876)	(3,822)	—	(405)	34,162
Allowance for doubtful accounts	598	—	(275)	—	—	—	323
PP&E, contract costs, intangible assets and other long-term assets	(136,663)	(4,116)	4,217	—	—	2,479	(134,083)
Work in progress	(79,550)	—	(4,836)	—	—	3,488	(80,898)
Goodwill	(56,050)	—	(7,117)	—	—	2,499	(60,668)
Refundable tax credits on salaries	(22,216)	—	(7,569)	—	—	—	(29,785)
Cash flow hedges	(9,035)	—	140	6,277	—	263	(2,355)
Other	373	—	2,351	1,629	—	(382)	3,971
Deferred taxes, net	(3,681)	(3,126)	(60,897)	4,084	(4,876)	1,583	(66,913)

The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2018	As at September 30, 2017
	$	$
Deferred tax assets	139,664	146,602
Deferred tax liabilities	(173,009)	(213,515)
	(33,345)	(66,913)